Nature of Operations (Details)	Jun. 30, 2024	Dec. 31, 2023
Shenping Yin [Member]
Nature of Operations [Line Items]
Ownership percentage	36.78%
Xiaoyang Huang [Member]
Nature of Operations [Line Items]
Ownership percentage	56.29%
Four Other Shareholders [Member]
Nature of Operations [Line Items]
Ownership percentage	6.93%
Nonconsolidated Investees, Other [Member] | Shenping Yin [Member]
Nature of Operations [Line Items]
Ownership percentage		29.83%
Nonconsolidated Investees, Other [Member] | Xiaoyang Huang [Member]
Nature of Operations [Line Items]
Ownership percentage		44.74%
Nonconsolidated Investees, Other [Member] | Shareholders [Member]
Nature of Operations [Line Items]
Ownership percentage		25.43%